Financial Instruments - Not Measured On Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments
Deferred finance costs, net	$ 9,100	$ 9,800
Fair Value
Financial Instruments
Cash and cash equivalents	546,164	453,384
Fair Value | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	507,560	481,780
Fair Value | Unsecured long-term debt
Financial Instruments
Long-term debt	226,291	259,834
Non-recurring basis | (Level I)
Financial Instruments
Cash and cash equivalents	546,164	453,384
Non-recurring basis | (Level I) | Unsecured long-term debt
Financial Instruments
Long-term debt	226,291	259,834
Non-recurring basis | (Level II) | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	507,560	481,780
Non-recurring basis | Fair Value
Financial Instruments
Cash and cash equivalents	546,164	453,384
Non-recurring basis | Fair Value | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	507,560	481,780
Non-recurring basis | Fair Value | Unsecured long-term debt
Financial Instruments
Long-term debt	$ 226,291	$ 259,834